Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

NOTE 21 – SUBSEQUENT EVENTS

In January 2024, Navios Partners took delivery of the Zim Eagle, a 2024-built 5,300 TEU containership (See Note 15 – Commitments and contingencies).

In January 2024, Navios Partners agreed to sell the Nave Spherical, a 2009-built VLCC of 297,188 dwt, and the Navios Orbiter, a 2004-built Panamax of 76,602 dwt, to unrelated third parties. In March 2024, Navios Partners agreed to sell the Navios Spring, a 2007-built Containership of 3,450 TEU, to an unrelated third party. The aggregate gross sale proceeds of the above vessels amounted to $80,050 and the aggregate gain on sale is expected to be approximately $20,211. The sale of the Navios Orbiter was completed on March 4, 2024 and the sales of the Nave Spherical and the Navios Spring are expected to be completed during the first half of 2024.

In January 2024, Navios Partners entered into a new credit facility with a commercial bank for up to $40,000 in order to refinance three tankers. The credit facility: (i) matures five years after the drawdown date; and (ii) bears interest at Compounded SOFR plus 195 bps per annum. The full amount was drawn in March 2024.

In January 2024, Navios Partners entered into a sale and leaseback agreement of up to $45,260 with an unrelated third party, in order to finance the acquisition of one 115,000 dwt Aframax/LR2 newbuilding tanker. The sale and leaseback agreement matures seven years after the drawdown date and bears interest at Term SOFR plus 190 bps per annum.

In February 2024, Navios Partners entered into a sale and leaseback agreement of $16,800 with an unrelated third party for the Navios Azimuth, a 2011-built Capesize vessel of 179,169 dwt. The sale and leaseback agreement matures in the first quarter of 2030 and bears interest at Term SOFR plus 225 bps per annum.

In March 2024, Navios Partners declared its options to purchase the Navios Amber, a 2015-built Kamsarmax vessel of 80,994 dwt, the Navios Coral, a 2016-built Kamsarmax vessel of 84,904 dwt, the Navios Citrine, a 2017-built Kamsarmax vessel of 81,626 dwt, and the Navios Dolphin, a 2017-built Kamsarmax vessel of 81,630 dwt, (previously charterer-in vessels) for an aggregate amount of approximately $116,573, based on the earliest delivery date.

During the first quarter of 2024, Navios Partners agreed to acquire two 115,000 dwt Aframax/LR2 newbuilding scrubber-fitted tankers, from an unrelated third party, for a purchase price of $61,250 each (plus $3,300 per vessel in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during 2027.

SIGNATURES

The registrant herby certifies that it meets all of the requirements for filing on Form 20-F and that it has duly caused and authorized the undersigned to sign this annual report on its behalf.

NAVIOS MARITIME PARTNERS L.P.
By:	/s/ Angeliki Frangou
Angeliki Frangou
Chief Executive Officer

Date: April 3, 2024